Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible assets

12.    Intangible assets

12.1.  Breakdown of balances

	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2024
Intangible assets under development	-	49,149	-	49,149
Software license	20 to 50	37,347	(17,756)	19,591
Database	10	800	(707)	93
Goodwill	-	923,439	-	923,439
Customer portfolio	10	135,848	(122,650)	13,198
Non-compete	20	2,697	(2,695)	2
Brands and patents	-	29	-	29
Platform	20	517,851	(205,253)	312,598
Total		1,667,160	(349,061)	1,318,099

	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2023
Intangible assets under development	-	47,124	-	47,124
Software license	20 to 50	32,217	(10,085)	22,132
Database	20 to 50	800	(627)	173
Goodwill	-	923,439	-	923,439
Customer portfolio	10	135,848	(111,186)	24,662
Non-compete	-	2,697	(1,954)	743
Brands and patents	-	29	-	29
Platform	10 to 20	470,235	(141,210)	329,025
Total		1,612,389	(265,062)	1,347,327

12.2.   Changes in intangible assets

	Average annual amortization rates %	December 31, 2023	Additions	Transfers	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2024
Intangible asset in progress		47,124	50,672	(47,959)	(1,117)	(369)	798	49,149
Software license		32,217	3,827	1,265	-	38	-	37,347
Database		800	-	-	-	-	-	800
Goodwill		923,439	-	-	-	-	-	923,439
Customer portfolio		135,848	-	-	-	-	-	135,848
Non-compete		2,697	-	-	-	-	-	2,697
Brands and patents		29	-	-	-	-	-	29
Platform		470,235	-	46,694	-	922	-	517,851
Cost		1,612,389	54,499	-	(1,117)	591	798	1,667,160
Software license	20 – 50	(10,085)	(7,660)	-	-	(11)	-	(17,756)
Database	10	(627)	(80)	-	-	-	-	(707)
Customer portfolio	10	(111,186)	(11,464)	-	-	-	-	(122,650)
Non-compete	20	(1,954)	(741)	-	-	-	-	(2,695)
Platform	20	(141,210)	(63,923)	-	-	(120)	-	(205,253)
(-) Accumulated amortizations		(265,062)	(83,868)	-	-	(131)	-	(349,061)
Total		1,347,327	(29,369)	-	(1,117)	460	798	1,318,099

	Average annual amortization rates %	December 31, 2022	Additions	Transfers	Disposals	Hyperinflation adjustment	Exchange variations	December 31, 2023
Intangible asset in progress		41,707	47,253	(40,714)	(5)	522	(1,639)	47,124
Software license		10,112	5,403	18,888	(2,186)	-	-	32,217
Database		800	-	-	-	-	-	800
Goodwill		923,439	-	-	-	-	-	923,439
Customer portfolio		131,448	-	4,400	-	-	-	135,848
Non-compete		2,697	-	-	-	-	-	2,697
Brands and patents		29	-	-	-	-	-	29
Platform		452,814	-	17,421	-	-	-	470,235
Cost		1,563,046	52,656	(5)	(2,191)	522	(1,639)	1,612,389
Software license	20 – 50	(5,135)	(6,465)	139	1,376	-	-	(10,085)
Database	10	(547)	(80)	-	-	-	-	(627)
Customer portfolio	10	(94,967)	(13,652)	(2,567)	-	-	-	(111,186)
Non-compete	20	(1,146)	(808)	-	-	-	-	(1,954)
Platform	10 - 20	(84,019)	(59,624)	2,433	-	-	-	(141,210)
(-) Accumulated amortizations		(185,814)	(80,629)	5	1,376	-	-	(265,062)
Total		1,377,232	(27,973)	-	(815)	522	(1,639)	1,347,327

The amortization of intangibles includes the amount of R$62,139 for the period ended December 31, 2024 (In 2023 - R$64,381 and 2022 - R$59,532) related to amortization of intangible assets acquired in business combinations, of which R$50,746 (In 2023 - R$52,061 and 2022 - R$44,043) was recorded in costs of services and R$11,392 (In 2023 - R$12,319 and 2022 - R$15,489) in administrative expenses.

The Company performs its annual impairment test in December and when circumstances indicate that the carrying value may be impaired. The Company impairment test for goodwill and intangible assets with indefinite lives is based on value-in-use calculations. The key assumptions used to determine the recoverable amount for the different cash generating units were disclosed in the annual consolidated financial statements for the year ended December 31, 2023. For the period ended December 31, 2024, The Company had no indications of impairment for its intangible assets, therefore an impairment test was not required.

Impairment testing

In 2024, the significant assumptions for impairment testing were as follows:

Significant assumptions	Relationship between significant unobservable inputs and measurement of the present value of cash flows
The present value of cash flows could increase (decrease) if:
● Annual forecast revenue growth rate; ● Forecast of the growth rate of variable input costs; ● Risk-adjusted discount rate.	● the annual growth rate of revenue was higher (lower); ● the cost growth rate was (higher) lower; ● the risk-adjusted discount rate was (higher) lower.

The recoverable amount of the two CGUs was determined by calculating the present value of cash flows based on the Company's economic / financial projections for the next 6 years, reflecting the average cycle of the Company's strategic initiatives and the new strategic cycle, focused on accelerating the growth of Zenvia Customer Cloud and optimizing the portfolio, followed by a terminal growth rate thereafter.

The key assumptions used in the estimation of the value in use are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant markets in which CGU operates and have been based on historical data from both external and internal sources.

	2024	2023	2022
CPaaS CGU
Weighted average annual revenue growth	2.43%	19.37%	3.55%
Weighted average annual growth of variable cost	3.61%	20.06%	(4.51)%
Weighted average cost of capital (WACC)	15.54%	15.69%	15.44%
Growth in terminal value	3.5%	3.5%	3.25%

SaaS CGU
Weighted average annual revenue growth	21.95%	25.87%	36.86%
Weighted average annual growth of variable cost	(1.20)%	18.88%	22.94%
Weighted average cost of capital (WACC)	15.54%	15.69%	15.44%
Growth in terminal value	5.00%	5.00%	3.25%

As a result of the intangible asset and goodwill impairment testing in the year ended  December 31, 2024 the estimated recoverable amount exceeded its carrying amount by R$504,452 thousand in CPaaS CGU and R$261,492 thousand in SaaS CGU. The carrying amounts of the CPaaS CGU and SaaS CGU are R$101,270 and R$1,239,041, respectively. Therefore, there is no provision for impairment to be recognized. This result is attributable to the SaaS CGU projections, which reflect the Company’s strategic focus on this segment and the expected revenue growth based on the gradual adoption by clients, recurring revenue model and ongoing cost optimization initiatives.There was no impairment loss to be recognized for intangible assets and goodwill for the year ended December 31, 2024.

On December 31, 2022, the Company recognized an impairment of R$136,723 in SaaS CGU that reduced the book value of goodwill to its recoverable amount. Regarding CPaaS CGU, no goodwill impairments were identified.